EXPLORATION AND EVALUATION PROPERTIES (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Monitor Gold Corporation
Mineral Properties
Impairments			$ 0.3
Cerro Quema
Mineral Properties
Impairments	$ 72.4	$ 0.0
Recoverable amount	$ 10.0		$ 10.0